STOCKHOLDERS’ EQUITY (Tables)	12 Months Ended
Jan. 31, 2025
Equity [Abstract]
SCHEDULE OF ESTIMATED FAIR VALUE OF WARRANTS
Stock price	$0.07 – 0.20
Exercise price	$0.24
Expected volatility	521 -1,042%
Expected term (years)	3
Risk free rate	4.05 – 4.45%
Dividends	0%

SCHEDULE OF WARRANTS OUTSTANDING

Exercise	Expiration
Price	Date	Quantity
$0.15	5/11/27	214,400
$0.15	11/29/27	38,326,500
$0.15	12/10/27	3,015,000
$0.23	5/8/26	1,093,470
$0.24	8/14/26	675,000
$0.24	11/17/26	125,000
$0.24	12/8/26	125,000
$0.24	12/11/26	62,500
$0.24	3/28/27	10,166,875
$0.24	6/7/27	750,000
$0.24	9/5/27	62,500
		54,616,245